Debt (Narrative) (Details) $ in Millions				12 Months Ended
	Dec. 31, 2022 USD ($)	Sep. 30, 2022 USD ($)	Jun. 01, 2020 USD ($)	Dec. 31, 2020 USD ($) debt_covenant fiscal_quarter	Dec. 31, 2019 USD ($) Number_of_interest_rate_swaps	Dec. 31, 2018 USD ($)	Aug. 03, 2020 USD ($)	May 07, 2019 USD ($)
Debt Instrument [Line Items]
Current portion - long-term debt				$ 0.2
Unamortized adjustments to market value from purchase accounting				3.5
Letter Of Credit Sublimit					$ 75.0
Line of Credit Facility, Additional Borrowing Capacity					50.0
Issuance of long-term debt				555.0	821.7	$ 0.0
Unamortized Deferred Financing Costs				(10.2)	(5.9)
Current portion - long-term debt				$ 0.2	139.8
Debt Covenant, Leverage Ratio, Maximum				0.67
Debt Covenant, Interest Coverage Ratio, Minimum			2.25	1.70
Debt Instrument, Unamortized Discount (Premium), Net				$ 0.9	1.0
Total Long-term Debt At Subsidiary With Purchase Accounting Adjustments				574.1	574.4
Long-term Debt, Excluding Current Maturities				1,393.4	1,223.3
Long-Term Debt, Maturity, Year Two				0.2
Long-term Line of Credit				80.0	104.0
Line of Credit Facility, Current Borrowing Capacity			$ 125.0
Line of Credit Facility, Maximum Borrowing Capacity				110.0	125.0
Debt Instrument, Debt Covenant, EBITDA to Interest Expense, EBITDA Minimum				$ 125.0
Debt Instrument, Debt Covenant, Total Debt to EBITDA Ratio				7.00
Phase 2 [Member]
Debt Instrument [Line Items]
Debt Instrument, Debt Covenant, EBITDA to Interest Expense, EBITDA Minimum	$ 150.0
Phase 1
Debt Instrument [Line Items]
Debt Instrument, Debt Covenant, EBITDA to Interest Expense, EBITDA Minimum		$ 130.0
Forecast [Member]
Debt Instrument [Line Items]
Debt Covenant, Interest Coverage Ratio, Minimum	2.00	1.75
Debt Instrument, Debt Covenant, EBITDA to Interest Expense, EBITDA Minimum	$ 150.0	$ 130.0
THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Letter Of Credit Sublimit				$ 75.0
Line of Credit Facility, Additional Borrowing Capacity				100.0
Unamortized Deferred Financing Costs (Subsidiary)				(5.7)	(5.4)
Debt Instrument, Unamortized Discount (Premium), Net				2.6	2.7
Long-term Line of Credit				20.0	$ 40.0
Line of Credit Facility, Maximum Borrowing Capacity				175.0
Number of Interest Rate Swaps | Number_of_interest_rate_swaps					2
3.95% Senior Notes due 2049 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Issuance of long-term debt				425.0
Long-term Debt, Gross				425.0
Extinguishment of Debt, Amount				$ 435.0
Debt instrument interest percentage				3.95%
Senior Unsecured Notes At 6.80 Maturing On October 2019 [Member]
Debt Instrument [Line Items]
Make Whole Premium					$ 1.5
Extinguishment of Debt, Amount					$ 99.0
Debt instrument interest percentage					6.75%
U.S. Government note maturing in 2061 - 4.20% [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 17.4	$ 17.5
U.S. Government note maturing in 2061 - 4.20% [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage				4.20%
Five Year Senior Unsecured Notes At6.75 Maturing October152019 [Member]
Debt Instrument [Line Items]
Debt instrument interest percentage				7.25%
DPL Revolving Credit Agreement and Term Loan Maturing July 2020 [Member]
Debt Instrument [Line Items]
Number of financial covenants | debt_covenant				2
Number of prior quarters included in debt to EBITDA ratio | fiscal_quarter				4
Debt Covenant, Interest Coverage Ratio, Minimum				2.50
Senior Unsecured Bonds at 7.25% maturing in 2021 [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross					380.0			$ 780.0
Make Whole Premium					41.4
Extinguishment of Debt, Amount					$ 400.0
Debt instrument interest percentage				7.25%	7.25%
Note to DPL Capital Trust II Maturing in 2031 - 8.125% [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 15.6	$ 15.6
Debt instrument interest percentage				8.125%
Variable Rate Notes Backed by Term Loan and First Mortgage Bonds [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 140.0
One Point One Three To One Point One Seven Bonds Maturing In August Two Thousand Twenty [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross					140.0
3.20% First Mortgage Bonds due 2040 [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Issuance of long-term debt				$ 140.0
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum (Deprecated 2016-01-31)				3.20%
Revolving Credit Facility [Member] | THE DAYTON POWER AND LIGHT COMPANY [Member]
Debt Instrument [Line Items]
Debt Covenant, Total Debt to Total Capitalization Ratio, Maximum				0.67
4.125% Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Issuance of long-term debt				$ 415.0
Debt instrument interest percentage				4.125%
3.2% Senior Notes due 2049
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 140.0
Debt instrument interest percentage				3.20%
Ten Year Senior Unsecured Notes At725 Maturing At October152025
Debt Instrument [Line Items]
Debt instrument interest percentage				4.125%
Five Year Senior Unsecured Notes At 4125 Maturing on July12025
Debt Instrument [Line Items]
Long-term Debt, Gross				$ 415.0	0.0
Make Whole Premium				30.8
Extinguishment of Debt, Amount				380.0
Debt [Member]
Debt Instrument [Line Items]
Long-term Debt and Lease Obligation, Including Current Maturities				$ 1,393.6	$ 1,363.1
Minimum [Member] | One Point One Six To Two Point Four Seven Bonds Maturing In August Two Thousand Twenty
Debt Instrument [Line Items]
Debt instrument interest percentage				1.16%
Minimum [Member] | Two Point Four To Three Point Zero Seven Bonds Maturing In August Two Thousand Twenty
Debt Instrument [Line Items]
Debt instrument interest percentage					2.40%
Maximum [Member] | One Point One Six To Two Point Four Seven Bonds Maturing In August Two Thousand Twenty
Debt Instrument [Line Items]
Debt instrument interest percentage				2.47%
Maximum [Member] | Two Point Four To Three Point Zero Seven Bonds Maturing In August Two Thousand Twenty
Debt Instrument [Line Items]
Debt instrument interest percentage					3.07%